SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Deposits
Beginning balance	$ 121,095
Addition		121,514
Write off	(120,372)
Exchange rate effect	(723)	(419)
Ending balance		$ 121,095